Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Analysis of income and expense [abstract]
Gain from disposal of farmland and other assets (Note 21)	$ 36,227	$ 0		$ 0
Gain / (Loss) from commodity derivative financial instrument	54,694	40,842		(16,007)
Loss from disposal of other property items	(95)	(986)		(1,255)
Settlement agreement (Note 29)	0	0		8,489
Net gain from fair value adjustment of investment property	13,409	4,302		14,049
Losses related to energy business	0	(3,247)		0
Others	(3)	2,852		476
Other operating income, net	$ 104,232	$ 43,763	[1]	$ 5,752	[1]

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.